DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE I - DERIVATIVE LIABILITY

The derivative liability at June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022 (Unaudited)	December 31, 2021
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$17,987
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	365,276	636,989
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	393,275	718,235

Total	$758,551	$1,373,211

The above Convertible Promissory Notes (the “Notes”) contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion feature as a derivative liability at the respective issuance dates of the Notes and charged the applicable amounts to debt discount and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance date of the Notes to the measurement date is charged (credited) to other expense (income).

The fair value of the derivative liability was measured at the respective issuance date, at June 30, 2022 and at December 31, 2021 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes, (i) at June 30, 2022 were (1) stock price of $0.0026 per share, (2) conversion price of $0.001365 per share, (3) term of106 days, (4) expected volatility of 143.21% and (5) risk free interest rate of 1.72%, and (ii) at December 31, 2021 were (1) stock price of $0.01 per share, (2) conversion prices ranging from of $0.00574 to $0.015 per share, (3) term of 182 – 287 days, (4) expected volatility of 143% and (5) risk free interest rates ranging from 0.80% to 1.13%.

NOTE I - DERIVATIVE LIABILITY

The derivative liability at December 31, 2021 and December 31, 2020 consisted of:

	December 31, 2021	December 31, 2020
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$43,444
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	17,987	-
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	636,989	-
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	718,235	-

Total	$1,373,211	$43,444

The note payable to Labrys Fund, Ltd. contains a “down round” provision. The other two Convertible Promissory Notes contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion feature as a derivative liability at the issuance date of the Notes and charged the applicable amount to debt discount and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the issuance date of the Notes to the measurement date is charged (credited) to other expense (income).

The fair value of the derivative liability was measured at the respective issuance date and at December 31, 2021 and 2020 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at December 31, 2021 were (1) stock price of $0.01 per share, (2) conversion prices ranging from $0.00574 to $0.015 per share, (3) term of 182 to 287 days, (4) expected volatility of 143% and (5) risk free interest rates ranging from 0.80% to 1.13% Assumptions used for the calculation of the derivative liability of the Note at December 31, 2020 were (1) stock price of $0.0329 per share, (2) conversion price of $0.00906 per share, (3) term of 174 days, (4) expected volatility of 143% and (5) risk free interest rate of 0.09%.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020